Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Actuarial Assumptions
Actuarial calculations for pension and retirement plans, seniority premiums and post-retirement medical benefits, as well as the associated cost for the period, were determined using the following long-term assumptions for Mexico:

Mexico	December 31, 2019	December 31, 2018	December 31, 2017
Financial:
Discount rate used to calculate the defined benefit obligation	7.50%	9.40%	7.60%
Salary increase	4.50%	4.60%	4.50%
Future pension increases	3.50%	3.60%	3.50%
Healthcare cost increase rate	5.10%	5.10%	5.10%
Biometric:
Mortality (1)	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability (2)	IMSS-97	IMSS-97	IMSS-97
Normal retirement age	60 years	60 years	60 years
Employee turnover table (3)	BMAR 2007	BMAR 2007	BMAR 2007
Measurement date December:

(1)	EMSSA. Mexican Experience of social security.

(2)	IMSS. Mexican Experience of Instituto Mexicano del Seguro Social.

(3)	BMAR. Actuary experience.

Summary of Defined Benefit Plan Expected Future Benefit Payments
Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans		Seniority Premiums		Post-Retirement Medical Services		Total
2020	Ps.	767	Ps.	129	Ps.	20	Ps.	916
2021		332		111		21		464
2022		340		107		22		469
2023		414		106		22		542
2024		405		107		23		535
2025 to 2029		3,192		594		124		3,910

Summary of Balances of the Liabilities for Employee Benefits

	December 31, 2019		December 31, 2018
Pension and Retirement Plans:
Defined benefit obligation	Ps.	7,193	Ps.	6,189
Pension plan funds at fair value		(2,678)		(2,501)

Net defined benefit liability	Ps.	4,515	Ps.	3,688

Seniority Premiums:
Defined benefit obligation	Ps.	1,237	Ps.	772
Seniority premium plan funds at fair value		(127)		(111)

Net defined benefit liability	Ps.	1,110	Ps.	661

Postretirement Medical Services:
Defined benefit obligation	Ps.	797	Ps.	418
Medical services funds at fair value		(75)		(68)

Net defined benefit liability	Ps.	722	Ps.	350

Total Employee Benefits	Ps.	6,347	Ps.	4,699

Summary of Trust Assets
Trust assets consist of fixed and variable return financial instruments recorded at fair value (Level 1), which are invested as follows:

	December 31, 2019	December 31, 2018
Fixed return:
Traded securities	9%	19%
Bank instruments	23%	6%
Federal government instruments of the respective countries	33%	60%
Variable return:
Publicly traded shares	35%	15%

	100%	100%

Summary of Amounts and Types of Securities in Related Parties Included in Portfolio Fund
In Mexico, the amounts and types of securities of the Company in related parties included in portfolio fund are as follows:

	December 31, 2019		December 31, 2018
Debt:
El Puerto de Liverpool, S.A.B. de C.V.	Ps.	30	Ps.	30
Grupo Industrial Bimbo, S.A.B. de C. V.		31		27
BBVA Bancomer, S.A de C.V.		20		19
Grupo Financiero Banorte, S.A.B. de C.V.		8		8
Grupo Financiero Scotiabank Inverlat, S.A. de C.V.		10		—
Grupo Televisa, S.A.B. de C.V.		—		45
Gentera, S.A.B. de C.V.		—		4
Equity:
CEMEX, S.A.B. de C.V.		12		3
Alfa, S.A.B. de C.V.		6		—
El Puerto de Liverpool, S.A.B. de C.V.		2		3
Others		3		—
Grupo Televisa, S.A.B. de C.V.		—		1
Grupo Aeroportuario del Suereste, S.A.B. de C.V.		—		2

Summary of Amount Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income

	Income Statement								AOCI (1)
December 31, 2019	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	279	Ps.	(45)	Ps.	2	Ps.	290	Ps.	1,608
Seniority premiums		139		161		—		57		162
Postretirement medical services		15		—		—		32		396

Total	Ps.	433	Ps.	116	Ps.	2	Ps.	379	Ps.	2,166

December 31, 2018
Pension and retirement plans	Ps.	318	Ps.	—	Ps.	(5)	Ps.	304	Ps.	668
Seniority premiums		125		—		(8)		49		(63)
Postretirement medical services		25		—		(1)		34		41

Total	Ps.	468	Ps.	—	Ps.	(14)	Ps.	387	Ps.	646

December 31, 2017	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	244	Ps.	10	Ps.	(2)	Ps.	248	Ps.	1,061
Seniority premiums		106		—		(1)		41		46
Postretirement medical services		24		—		—		30		184

Total	Ps.	374	Ps.	10	Ps.	(3)	Ps.	319	Ps.	1,291

(1)	Amounts accumulated in other comprehensive income as of the end of the period.

Summary of Remeasurements of Net Defined Benefit Liability Recognized in Accumulated Other Comprehensive Income
Remeasurements of the net defined benefit liability recognized in accumulated other comprehensive income are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	Ps.	475	Ps.	892	Ps.	966
Actuarial (gains) arising from exchange rates		(30)		(21)		(2)
Remeasurements during the year, net of tax		100		221		295
Actuarial losses and (gains) arising from changes in financial assumptions		1,071		(617)		(367)
Effect on settlement		8		—		—

Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	1,624	Ps.	475	Ps.	892

Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment

	December 31, 2019		December 31, 2018		December 31, 2017
Pension and Retirement Plans:
Initial balance	Ps.	6,189	Ps.	7,370	Ps.	5,702
Current service cost		279		318		341
Past service (credit) cost		(45)		—		10
Interest expense		530		484		491
Settlement / Curtailment		2		(5)		(2)
Remeasurements of the net defined benefit obligation		859		(740)		263
Foreign exchange loss (gain)		(69)		(86)		(79)
Benefits paid		(582)		(450)		(550)
(Derecognition) acquisitions		30		(702)		1,194

Ending balance	Ps.	7,193	Ps.	6,189	Ps.	7,370

Seniority Premiums:
Initial balance	Ps.	772	Ps.	783	Ps.	663
Current service cost		139		125		106
Past service cost		161		—		—
Interest expense		68		57		49
Settlement		—		(8)		(1)
Remeasurements of the net defined benefit obligation		230		(115)		28
Benefits paid		(133)		(77)		(68)
Acquisitions		—		7		6

Ending balance	Ps.	1,237	Ps.	772	Ps.	783

Postretirement Medical Services:
Initial balance	Ps.	418	Ps.	524	Ps.	460
Current service cost		15		25		24
Interest expense		38		39		34
Curtailment / Settlement		—		(1)		—
Remeasurements of the net defined benefit obligation		356		(143)		32
Benefits paid		(30)		(26)		(26)

Ending balance	Ps.	797	Ps.	418	Ps.	524

Summary of Changes in the Balance of Plan Assets

	December 31, 2019		December 31, 2018		December 31, 2017
Total Plan Assets:
Initial balance	Ps.	2,680	Ps.	3,304	Ps.	2,378
Actual return on trust assets		174		47		213
Foreign exchange loss (gain)		2		(1)		86
Life annuities		24		35		65
Benefits paid		—		(1)		(136)
(Derecognition) acquisitions		—		(704)		698

Ending balance	Ps.	2,880	Ps.	2,680	Ps.	3,304

Summary of Amount of Defined Benefit Plan Expense and OCI Impact in Absolute Terms of Variation on Net Defined Benefit Liability
The following table presents the amount of defined benefit plan expense and OCI impact in absolute terms of a variation of 1% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1% on the significant actuarial assumptions is based on a projected long-term discount rates for Mexico and a yield curve projection of long-term Mexican government bonds—CETES:

+1%:	Income Statement						OCI (1)
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability	Current Service Cost		Gain or Loss on Settlement or Curtailment		Effect of Net Interest on the Net Defined Benefit Liability (Asset)		Remeasurements of the Net Defined Benefit Liability (Asset)
Pension and retirement plans	Ps.	180	Ps.	1	Ps.	237	Ps.	1,379
Seniority premiums		283		—		52		147
Postretirement medical services		6		—		29		335

Total	Ps.	469	Ps.	1	Ps.	318	Ps.	1,861

Expected salary increase
Pension and retirement plans	Ps.	205	Ps.	2	Ps.	329	Ps.	1,493
Seniority premiums		320		—		62		178

Total	Ps.	525	Ps.	2	Ps.	391	Ps.	1,671

Assumed rate of increase in healthcare costs

Postretirement medical services	Ps.	8	Ps.	—	Ps.	40	Ps.	431

+1%:
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability	Current Service Cost		Gain or Loss on Settlement or Curtailment		Effect of Net Interest on the Net Defined Benefit Liability (Asset)		Remeasurements of the Net Defined Benefit Liability (Asset)
Pension and retirement plans	Ps.	199	Ps.	2	Ps.	356	Ps.	1,528
Seniority premiums		317		—		63		1
Postretirement medical services		8		—		41		429

Total	Ps.	524	Ps.	2	Ps.	460	Ps.	1,958

Expected salary increase
Pension and retirement plans	Ps.	178	Ps.	1	Ps.	267	Ps.	1,408
Seniority premiums		281		—		53		147

Total	Ps.	459	Ps.	1	Ps.	320	Ps.	1,555

Assumed rate of increase in healthcare costs

Postretirement medical services	Ps.	6	Ps.	—	Ps.	30	Ps.	333

(1)	Amounts accumulated in other comprehensive income as of the end of the period.

Summary of Employee Benefit Expenses Recognized in Consolidated Income Statements
For the years ended December 31, 2019, 2018 and 2017, employee benefits expenses recognized in the consolidated income statements as cost of goods sold, administrative and selling expenses are as follows:

	2019		2018		2017
Wages and salaries	Ps.	64,776	Ps.	58,745	Ps.	51,874
Social security costs		11,494		10,486		9,800
Employee profit sharing		1,205		1,294		1,209
Post-employment benefits		795		842		700
Share-based payments		200		405		351
Termination benefits		169		132		159

	Ps.	78,639	Ps.	71,904	Ps.	64,093